General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.

Scinai Immunotherapeutics LTD (the “Company”), operations focus on: an innovative R&D and a Contract Development and Manufacturing Organization (“CDMO”) (please see section e). The R&D focuses on: (i) managing and guiding a research contract with the Max Planck Gesellschaft (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences, and the University Medical Center Gottingen (“UMG”), both located in Germany; and (ii) developing licensed drug candidates throughout the pre-clinical and clinical steps required for drug approval. The CDMO focuses on providing drug development and manufacturing services to early stage drug development projects. The Company was incorporated on July 21, 2003, in Israel and started its activity on March 31, 2005. In June 2007, the Company completed an initial public offering of its ordinary shares on the Tel Aviv Stock Exchange (TASE) and then voluntarily delisted from the TASE in January 2018. In May 2015, the Company completed an initial public offering of American Depositary Shares (“ADS”) on the Nasdaq Capital Market. The Company’s principal executive offices, one of its manufacturing sites and main laboratories are located in Jerusalem, Israel. (note 2K). In February, 2026 the Company acquired manufacturing capacity an additional manufacturing site in Yavne, Israel (note 17).

Since October 2023, Israel has been in a state of war on multiple fronts involving the Gaza Strip and other countries and regions in the Middle East, including most recently the Islamic Republic of Iran.

In June 2025, Israel launched a military campaign targeting Iran’s rapidly advancing nuclear weapons program, ballistic missile program and related military infrastructure assessed to be posing an imminent and existential threat. The campaign ended with U.S. military operation, which included the bombing of Iran’s primary nuclear facility. Tensions between the U.S. and Israel, on one side, and Iran, on the other side, continued, and on February 28, 2026, the U.S. and Israel launched another campaign of attacks. The full outcome of this new military campaign, which included the killing of the second Supreme Leader of Iran, Ayatollah Ali Khamanei, is not yet fully known, and could have adverse impacts on our ongoing operations in Israel, as well as our results of operations.

As a result of the conflict, some of the Company’s employees were called to reserve military duty, leading to temporary workforce disruptions. In addition, the unstable environment made capital raising efforts more challenging

b.	On December 22, 2021, the Company signed an exclusive, worldwide, license agreement with MPG and UMG for the development and commercialization of an innovative COVID-19 VHH antibody fragment therapy and an accompanying research collaboration agreement with MPG and UPG in support of the such COVID-19 nanoAb. The agreements became effective January 1, 2022 and provide for an upfront payment, development and sales milestones and royalties based on sales and sharing of sublicense revenues. Following a joint decision by the Company, due to changing market conditions for COVID therapeutics, MPG and UMG through their Joint Steering Committee, the project and the accompanying research collaboration agreement were subsequently terminated, and the related patents were abandoned.

c.	On March 23, 2022, the Company entered into a Research Collaboration Agreement (“RCA”) with MPG and UMG with an initial term of five years. The agreement covers the discovery, selection, and characterization of nanoAbs (single domain VHH antibody fragments) directed at several molecular targets implicated in diseases where the Company believes there is significant unmet need. The Company aims to address these unmet needs by harnessing the unique attributes of nanoAbs, such as their strong binding affinity, stability at elevated temperatures, and ability to support more effective and convenient routes of administration. The molecular targets and related diseases were identified through a consulting project with the global healthcare management consulting firm L.E.K., and they correspond to validated targets of currently marketed monoclonal antibodies for conditions such as psoriasis, psoriatic arthritis, asthma, atopic dermatitis, and COPD. Under the RCA, the Company holds an exclusive option to enter into a license agreement with MPG and UMG for the development and commercialization of each of the nanoAbs covered by the collaboration.
d.	On June 5, 2023, the Company announced that as part of our ongoing broad-based collaboration with the Max Planck Society and the University Medical Center Gottingen (UMG), it signed an exclusive worldwide license agreement to develop and commercialize VHH antibodies (nanoAbs) targeting Interleukin-17 (IL-17) as treatments for all potential indications, starting with psoriasis and psoriatic arthritis.

e.	On September 6, 2023, the Company announced the launch of its CDMO business, Scinai Bioservices (now renamed to Scinai Biopharma Services), focused on providing end-to-end development and manufacturing services for drug development programs requiring aseptic processing and biologic drug substance process development and analytics, with an emphasis on early-stage programs and GMP manufacturing for clinical trials. Since inception, the CDMO has secured multiple customer engagements, including both research and GMP manufacturing projects, and has built a growing pipeline of repeat and new clients, primarily from Israel and the U.S. biotech sector. The Company continues to expand its commercial activity, with additional contracts under negotiation and increasing utilization of its development and manufacturing capabilities. The CDMO business is still in its early stages, and its success is dependent on contracting with additional clients, which is not certain, could take some time and may require additional funds to finance such operations in the interim which may be difficult to achieve. However, in March 2026, the Company engaged an independent external valuation firm to perform an impairment test of its CDMO facility in accordance with ASC 360 as of December 31, 2025. Based on this analysis, which considered the Company’s current operations and projected future cash flows, the carrying value of the CDMO facility was determined to be recoverable and no impairment was identified. Accordingly, management believes that the carrying value of the CDMO facility is appropriate as of the reporting date. In December 2024, the company established a U.S.-based subsidiary for the CDMO business unit operating under the name Scinai Bioservices Inc. For the year ended December 31, 2025, revenues of approximately $502 were generated from activities related to this subsidiary.

f.	On March 24, 2025, the company acquired a Polish shell company without any operations or net assets, Scinai Immunotherapeutics Spółka z ograniczoną odpowiedzialnością, for total consideration of $1 as to serve as our wholly-owned subsidiary in Poland and as an applicant for potential grants under programs established by the Polish government.

g.	On March 27, 2025, the Company entered into a binding option agreement with the shareholders of PinCell S.r.l. (“PinCell”), pursuant to which the Company obtained an exclusive and irrevocable option to acquire 100% of the fully diluted share capital of PinCell, an Italian biotechnology company developing PC111, a fully human monoclonal antibody targeting soluble Fas Ligand for the treatment of severe dermatological conditions, including pemphigus and Stevens-Johnson Syndrome/Toxic Epidermal Necrolysis (SJS/TEN). In connection with the transaction, the Company’s wholly owned Polish subsidiary was established and submitted an application for €12 million of non-dilutive funding under the European Funds for a Modern Economy (FENG) program to support further development of PC111. PC111 has received Orphan Drug Designation from the EMA for pemphigus.

h.	Under the terms of the option agreement, the Company was granted the right to acquire 100% of the fully diluted share capital of PinCell for total consideration of $200. The Company paid $50 upon signing and the remaining $150 during 2025. The option is exercisable upon the satisfaction of certain conditions, including either (i) receipt of non-dilutive grant funding of at least €11 million by the Company’s Polish subsidiary, or (ii) securing at least $3 million of dedicated funding for the development of PC111. If the Company elects not to proceed with the acquisition, or if the option expires unexercised, an additional $50 cancellation fee is payable. The upfront payment and potential cancellation fee represent payments for in-process research and development (“IPR&D”) with no alternative future use. Accordingly, these amounts were expensed as incurred as research and development expenses. During 2025, the Company recognized total research and development expenses of $250 in connection with this arrangement and recorded a liability of $50 as of December 31, 2025.

i.	On June 5, 2025, the Company received clearance from the Italian government under the Golden Power regulation (Law Decree No. 21/2012) for the potential acquisition of PinCell, which was a condition to the transaction.
j.	On September 11, 2025, following the rejection of the initial grant application and while an appeal was pending, the parties entered into a first amendment to the option agreement, pursuant to which the deadline for fulfillment of the option conditions was extended to February 28, 2026 and the deadline for exercise of the option was extended to March 31, 2026. The amendment also revised the timing of payment of the remaining $150 option consideration into two installments of $75 each.

k.	As of December 31, 2025, the initial grant application submitted under the FENG program and the subsequent appeal were not successful. Following the rejection of the appeal in November 2025, the Company engaged with Pincell regarding a revised funding strategy. On March 30, 2026, the Company submitted a revised application under the FENG program, incorporating structural enhancements to the project design. The Company expects a decision on the revised application in July 2026. There can be no assurance that such application will be approved or on what terms.

l.	On March 3, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (“YA”), pursuant to which YA has committed to purchase up to $10.0 million of ADSs, or the Commitment Amount, at the company’s direction from time to time, subject to the restrictions and satisfaction of the conditions in the SEPA, during the period commencing on the date of execution of the SEPA until the earlier of (i) the 36-month anniversary of the date of execution of the SEPA, and (ii) YA’s purchase of the total Commitment Amount under the SEPA, such period the Commitment Period. Pursuant to the terms of the SEPA, the Company issued 28,784 ADSs (the “Commitment Shares”) to YA as consideration for its irrevocable commitment to purchase the Advance Shares under the SEPA. In connection with the SEPA, the Company recognized issuance-related costs of approximately $150, which were recorded as finance costs. Under the terms of the SEPA, each drawdown (an “Advance”) is made at a purchase price equal to 97% of the lowest daily volume-weighted average price (“VWAP”) during the three consecutive trading days following the delivery of each Advance Notice. The Company may include a floor price in each Advance Notice to set a minimum acceptable price per ADS.

The Company filed a registration statement on Form F-1 to register the resale of up to 3,022,796 ADSs issuable to YA under the SEPA from time to time during the Commitment Period (including the Commitment Shares), subject to the restrictions and satisfaction of the conditions in the Purchase Agreement, if and when the Company determine to sell additional ADSs to YA under the SEPA.YA has no right to require the company to sell any ADSs to YA, but YA is obligated to make purchases of the ADSs as directed by the company, subject to the restrictions and satisfaction of conditions set forth in the Purchase Agreement.

m.	In March 24, 2025, the Company delivered an Advance Notice for 31,746 ADSs and thereafter delivered the ADSs, and on March 27, 2025, the Company received gross proceeds of approximately $104.

n.	In June 2025, the Company raised $1,492 in gross proceeds through drawdowns under the Purchase Agreement. The funding was executed at a volume-weighted average price of approximately $2.9 per ADS, reflecting a 3% discount to the market price at the time. As part of this transaction, the Company issued 511,690 ADSs.
o.	In July and August 2025, the Company raised $4,203 in proceeds through drawdowns under the Standby Equity Purchase Agreement with Yorkville Advisors. The capital raise was executed at a volume-weighted average price of approximately $2.57 per ADS, reflecting a 3% discount to market price at the time of sale. As part of this transaction, the Company issued 1,638,062 ADSs.]

p.	On September 10, 2025, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (“YA”), Pursuant to the SEPA, the Company has the right, but not the obligation, to sell to YA from time to time during the 36 months following the execution of the SEPA (each such occurrence, an “Advance”) up to $15.0 million (the “Commitment Amount”) of the Company’s American Depositary Shares (the “ADSs”), each representing 4,000 ordinary shares, no par value, of the Company (“Ordinary Shares”), subject to the restrictions and satisfaction of the conditions in the SEPA. As consideration for Yorkville’s commitment, the Company agreed to a commitment fee of $108,000, of which 50% was paid via the issuance of 35,461 ADSs upon signing, and the remaining 50% is payable in cash upon the earlier of the first Advance or 90 days following SEC effectiveness of the related Registration Statement.

q.	As of December 31, 2025, the Company’s cash and cash equivalents totaled $1,661. In the year ended December 31, 2025, the Company had an operating loss of $7,542 and negative cash flows from operating activities of $6,081. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least one year from the filing date of the financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no assurance that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on the Company’s financial condition and results of operations.

r.	The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditure. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing that are in the advanced planning phase. In addition, the Company has implemented a cost-saving plan intended to reduce operating expenses and extend its cash runway. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

s.	The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the year ended December 31, 2025, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.